INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 21,714
Balance at end of year	21,704
Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,714
Balance at end of year	21,704
Net Book Value [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,696
Balance at end of year	21,696
Net Book Value [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	18
Balance at end of year	8
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	22,408
Additions during year	0
Deletions during year	0
Balance at end of year	22,408
Cost [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	21,792
Additions during year	0
Deletions during year	0
Balance at end of year	21,792
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	616
Additions during year	0
Deletions during year	0
Balance at end of year	616
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(694)
Additions during year	10
Deletions during year	0
Balance at end of year	(704)
Accumulated depreciation and impairment [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(96)
Additions during year	0
Deletions during year	0
Balance at end of year	(96)
Accumulated depreciation and impairment [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(598)
Additions during year	10
Deletions during year	0
Balance at end of year	$ (608)